Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 53,333
Tax contingencies amount	51,070
Rental expense	1,063	$ 1,420	$ 1,232
Commitments for the Purchase of property, plant and equipment		933
Brazil [member]
Disclosure of contingent liabilities [line items]
Litigation amount	7,739	$ 9,433	$ 8,093
Value added tax [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	9,288
Value added tax [member] | State of Sao Paulo [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	3,287
Tax credits [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	34,875
Federal taxes [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 3,620